Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
NOTE 7 – ACCRUED EXPENSES AND OTHER PAYABLES

At September 30, 2012 and December 31, 2011, accrued expenses and other payables consisted of the following:

	September 30, 2012	December 31, 2011
Accrued wage	$19,939	$16,844
Accrued professional fees	10,000	75,029
Other	20,000	28,028
Total	$49,939	$119,901

NOTE 6 — ACCRUED EXPENSES AND OTHER PAYABLES

At December 31, 2011 and 2010, accrued expenses and other payables consisted of the following:

	December 31,
	2011	2010
Accrued wage	$16,844	$30,462
Accrued professional fees	75,029	—
Other	28,028	25,142
Total	$119,901	$55,604